Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event

NOTE 11 – SUBSEQUENT EVENT

On October 8, 2019, $122,552 and $100,000 in promissory notes due to Mr. Prashant Patel and Mr. Suren Ajjarapu, the President and director, and Chief Executive Officer and Chairman, respectively, were paid in full. The notes were due July 1, 2020.

In October 2019, the Company converted $175,000 of principal owed under various outstanding promissory notes into 350,000 shares common stock of the Company at $0.50 per share.

On October 23, 2019 (the “Closing Date”), Bonum Health, LLC, a Delaware limited liability company, and a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with Bonum Health, LLC, a Florida limited liability company (“Seller”) and Hardikkumar Patel, the sole member of the Seller (the “Member”). Pursuant to the Asset Purchase Agreement, the Company acquired from the Seller, certain specified assets and certain specified contracts associated with the assets of Seller’s operation as a telehealth service provider (the Tele Meds Platform)(the “Assets”). Included with the acquisition of the Assets, were contracts (relating to the Assets), intellectual property for the Bonum Health telemedicine Software and Technology and personal computers. The Company agreed to provide the Seller consideration equal to 250,000 shares of restricted common stock of the Company at the closing (the “Closing Shares”), and that the Seller had the right to earn up to an additional 650,000 shares of restricted common stock of the Company following the closing (the “Milestone Shares” and collectively with the Closing Shares, the “APA Shares”), as follows:

1. 240,000 shares upon the placement, by the Company, of 40 in-store wellness kiosks, utilizing the Tele Meds Platform, on or before the first anniversary of the Closing Date;

2. 205,000 shares upon placement, by the Company, of 70 in-store wellness kiosks utilizing the Tele Meds Platform, on or before the first anniversary of the Closing Date; and

3. 205,000 shares upon placement, by the Company, of 100 in-store wellness kiosks utilizing the Tele Meds Platform on or before the first anniversary of the Closing Date.

The Asset Purchase Agreement includes a three year non-compete requirement, prohibiting the Seller and the Member from competing against the Assets, customary representations and indemnification obligations, subject to a $25,000 minimal claim amount and certain limitations on liability disclosed in the Asset Purchase Agreement.

The Asset Purchase Agreement also requires the Company to fund up to $600,000 in connection with the remote hub installation, marketing and IT, subject to certain milestones set forth in the Asset Purchase Agreement (the “Funding Obligation”).

Subsequent to the acquisition, the Company determined that the Assets were not usable and wrote off the value of the Assets amounting to approximately $359,000.

NOTE 13 – SUBSEQUENT EVENTS

In January 2019, Trxade Group, Inc. through its wholly-owned subsidiary Alliance Pharma Solution, LLC (“Alliance”) entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). It will be owned by PanOptic Health, LLC (“PanOptic”) and Alliance. Alliance will transfer $250,000 for the acquisition of the remaining 49% and the option to acquire the remaining ownership from PanOptic shareholders. Pursuant to the operating agreement PanOptic initially owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of the SyncHealth units on May 1, 2019, an additional 6% on August 1, 2019, an additional 7% on November 1, 2019 and at Alliance’s option, the balance of 51% on January 31, 2020. The Company has transferred $250,000 and has a 30% equity interest.

In February 2019, convertible promissory notes issued in 2015 for $150,000 were amended to reduce the conversion price from $0.85 to $0.50 and the remaining principal and accrued interest total of $211,983 were converted to 423,966 common shares.

In February 2019, 16,666 of warrants issued in 2014 at $0.01 were converted for $166 to 16,666 of common shares.